Share-based Compensation Expense - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 29, 2022	Dec. 31, 2021	Jan. 01, 2021	Sep. 30, 2021	May 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted						0	0
Vesting period								4 years
Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted								1,295,362
Vesting period								4 years
Term of options from the date of grant		6 years 6 months	7 years 3 months 18 days
Intrinsic value of stock options exercised during the period								$ 3,174	$ 618
Number of options awarded								66,616
Starry, Inc [Member] | Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options awarded								0
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of payroll deduction						20.00%	20.00%
Nonvoting Common Stock [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares available to issue under plan		17,439,160						17,439,160
Maximum [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of options from the date of grant								10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition						4 years
Grant-date fair value of the RSUs						$ 7.99
Share-based compensation expense	$ 3,401
Unrecognized share-based compensation expense						$ 3,271
Weighted-average period						1 year 3 months 18 days
Restricted Stock Units (RSUs) [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition								4 years
Grant-date fair value of the RSUs		$ 7.99						$ 7.99
Share-based compensation expense								$ 0
Unrecognized share-based compensation expense		$ 6,536						$ 6,536
Weighted-average period								3 years 3 months 18 days
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						$ 306	$ 220
Unrecognized share-based compensation expense						$ 2,895
Weighted-average period						2 years 3 months 18 days
Stock Option [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense								$ 1,310	$ 960
Unrecognized share-based compensation expense		$ 3,236						$ 3,236
Weighted-average period								2 years 4 months 24 days
2014 Plan Member | Nonvoting Common Stock [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares available to issue under plan		2,201,635						2,201,635
2014 Plan Member | Maximum [Member] | Nonvoting Common Stock [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares allowing for grant							10,813,498
Starry Stock Plan | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock units, granted				82,697	736,315	0
Starry Stock Plan | Restricted Stock Units (RSUs) [Member] | Starry, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock units, granted				82,697	736,315
Equity Incentive Plan | Maximum [Member] | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares allowing for grant	22,775,288